Mortgage Banking Activities, Assumptions and Sensitivity of Residential MSRs (Details) - Residential mortgage servicing rights [Member] $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($) $ / loan	Dec. 31, 2021 USD ($) $ / loan	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Sensitivity Analysis of Fair Value of Interests Continued to be Held by Transferor, Servicing Assets or Liabilities, Impact of Adverse Change in Assumption [Line Items]
Mortgage servicing rights, carried at fair value	$ 9,310	$ 6,920	$ 6,125	$ 11,517
Expected weighted-average life (in years)	6 years 3 months 18 days	4 years 8 months 12 days
Key assumptions [Abstract]
Prepayment rate assumption	9.40%	14.70%
Impact on fair value from 10% adverse change	$ 288	$ 356
Impact on fair value from 25% adverse change	$ 688	$ 834
Discount rate assumption	9.10%	6.40%
Impact on fair value from 100 basis point increase	$ 368	$ 276
Impact on fair value from 200 basis point increase	$ 707	$ 529
Cost to service assumption ($ per loan) | $ / loan	102	106
Impact on fair value from 10% adverse change	$ 171	$ 165
Impact on fair value from 25% adverse change	$ 427	$ 411